As filed with the Securities and Exchange Commission on August 5, 2016.

Registration Nos. 333-208705

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒

COLUMBIA FUNDS VARIABLE SERIES TRUST II

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street,

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended. There have been no changes to the proxy statement/prospectus or Statement of Additional Information as filed by the Registrant pursuant to Rule 497 (File No.: 333-208705) with the Commission on February 18, 2016 (0001193125-16-468457).

This Post-Effective Amendment relates solely to the Registrant’s Class 1 and Class 2 shares of the Columbia Variable Portfolio – Large Cap Growth Fund, Class 2 shares of the Columbia Variable Portfolio – Select International Equity Fund series and Class 1 and Class 2 shares of the Variable Portfolio – Loomis Sayles Growth Fund, series of the Registrant.

PART C. OTHER INFORMATION

Item 15. Indemnification

Article VII of the Registrant’s Agreement and Declaration of Trust, as amended, provides that no trustee or officer of the Registrant shall be subject to any liability to any person in connection with Registrant property or the affairs of the Registrant, and no trustee shall be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Registrant or for the act or omission of any other trustee, all as more fully set forth in the Agreement and Declaration of Trust, which is filed as an exhibit to this registration statement. Article 5 of the Registrant’s Bylaws provides that the Registrant shall indemnify and hold harmless its trustees and officers (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest) (“Covered Persons”) against liabilities and expenses in connection with the defense or disposition of any proceeding in which such Covered Person may be or may have been involved or with which such Covered Person may be or may have been threatened by reason of any alleged act or omission as a trustee or officer or by reason of his or her being or having been such a Covered Person, under specified circumstances, all as more fully set forth in the Bylaws, which are filed as an exhibit to the registration statement.

Section 17(h) of the Investment Company Act of 1940 (“1940 Act”) provides that no instrument pursuant to which Registrant is organized or administered shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

In accordance with Section 17(h) of the 1940 Act, the Registrant’s Declaration of Trust provides that nothing in the Declaration of Trust shall protect any trustee or officer against any liabilities to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or position with or on behalf of the Registrant and the Registrant’s Bylaws provides that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Pursuant to the Distribution Agreement, Columbia Management Investment Distributors, Inc. agrees to indemnify the Registrant, its officers and trustees against claims, demands, liabilities and expenses under specified circumstances, all as more fully set forth in the Registrant’s Distribution Agreement, which has been filed as an exhibit to the registration statement.

The Registrant may be party to other contracts that include indemnification provisions for the benefit of the Registrant’s trustees and officers.

The trustees and officers of the Registrant and the personnel of the Registrant’s investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. Registrant’s investment adviser, Columbia Management Investment Advisers, LLC, maintains investment advisory professional liability insurance to insure it, for the benefit of Registrant and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to Registrant or any series of Registrant by Columbia Management Investment Advisers, LLC. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant’s organizational instruments or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and, therefore, is unenforceable.

Item 16. Exhibits

(1)(a)	Amendment No. 1 to the Agreement and Declaration of Trust effective September 11, 2007, is incorporated by reference to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (a)(1)), filed on September 28, 2007.

(1)(b)	Amendment No. 2 to the Agreement and Declaration of Trust effective April 9, 2008, is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (a)(2)), filed on April 21, 2008.

(1)(c)	Amendment No. 3 to the Agreement and Declaration of Trust effective January 8, 2009, is incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (a)(3)), filed on April 29, 2009.

(1)(d)	Amendment No. 4 to the Agreement and Declaration of Trust effective January 14, 2010, is incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (a)(4)), filed on April 14, 2010.

(1)(e)	Amendment No. 5 to the Agreement and Declaration of Trust effective April 6, 2010, is incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (a)(5)), filed on April 29, 2010.

(1)(f)	Amendment No. 6 to the Agreement and Declaration of Trust effective November 11, 2010, is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (a)(6)), filed on April 29, 2011.

(1)(g)	Amendment No. 7 to the Agreement and Declaration of Trust effective January 11, 2011, is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (a)(7)), filed on April 29, 2011.

(1)(h)	Amendment No. 8 to the Agreement and Declaration of Trust effective September 15, 2011, is incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (a)(8)), filed on March 2, 2012.

(1)(i)	Amendment No. 9 to the Agreement and Declaration of Trust effective January 12, 2012, is incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (a)(9)), filed on March 2, 2012.

(1)(j)	Amendment No. 10 to the Agreement and Declaration of Trust effective June 14, 2012, is incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (a)(10)), filed on April 26, 2013.

(1)(k)	Amendment No. 11 to the Agreement and Declaration of Trust effective September 13, 2012, is incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (a)(11)), filed on April 26, 2013.

(1)(l)	Amendment No. 12 to the Agreement and Declaration of Trust effective January 16, 2013, is incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (a)(12)), filed on April 26, 2013.

(1)(m)	Amendment No. 13 to the Agreement and Declaration of Trust effective April 17, 2013, is incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (a)(13)), filed on April 26, 2013.

(1)(n)	Amendment No. 14 to the Agreement and Declaration of Trust effective April 11, 2014, is incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (a)(14)), filed on April 29, 2014.

(1)(o)	Amendment No. 15 to the Agreement and Declaration of Trust effective April 14, 2015, is incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (a)(15)), filed on May 15, 2015.

(1)(p)	Amendment No. 16 to the Agreement and Declaration of Trust effective April 19, 2016, is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (a)(16)), filed on April 28, 2016.

(2)	By-laws, effective September 6, 2007, most recently amended February 10, 2016, are incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (b)), filed on April 28, 2016.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on December 22, 2015.

(5)	Articles III and V of the Registrant’s Amended and Restated Declaration of Trust dated September 11, 2007, as amended to date, define the rights of holders of securities being registered.

(6)(a)	Management Agreement (amended and restated), dated April 25, 2016, between Columbia Management Investment Advisers, LLC, Registrant, Columbia Funds Series Trust and Columbia Funds Series Trust II, , is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(1)), filed on April 28, 2016.

(6)(b)	Schedules A and B, effective May 1, 2016, to the Management Agreement, (amended and restated), dated April 25, 2016, between Columbia Management Investment Advisers, LLC, Registrant, Columbia Funds Series Trust and Columbia Funds Series Trust II, are incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(2)), filed on April 28, 2016.

(6)(c)	Management Agreement, effective May 1, 2016, between Columbia Management Investment Advisers, LLC and CVPCSF Offshore Fund, Ltd., a wholly-owned subsidiary of Columbia Variable Portfolio—Commodity Strategy Fund, a series of Columbia Funds Variable Series Trust II, is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(3)), filed on April 28, 2016.

(6)(d)	Subadvisory Agreement, dated April 8, 2010, between Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) and American Century Investment Management, Inc., is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(4)), filed on May 15, 2014.

(6)(e)	Subadvisory Agreement, dated March 12, 2004, between Columbia Management Investment Advisers, LLC (formerly American Express Financial Corporation) and Barrow, Hanley, Mewhinney & Strauss, LLC, is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(5)), filed on May 15, 2014.

(6)(f)	Subadvisory Agreement, dated September 13, 2012, between Columbia Management Investment Advisers, LLC and BlackRock Financial Management, Inc., is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(6)), filed on May 15, 2014.

(6)(g)	Subadvisory Agreement, dated April 8, 2010, between Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) and Columbia Wanger Asset Management, LLC, is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(7)), filed on May 15, 2014.

(6)(h)	Subadvisory Agreement, dated July 16, 2007, between Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) and Denver Investment Advisors LLC, is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(8)), filed on May 15, 2014.

(6)(i)	Subadvisory Agreement, dated September 23, 2011, last amended December 5, 2013, between Columbia Management Investment Advisers, LLC and Dimensional Fund Advisors, L.P., is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(9)), filed on May 15, 2014.

(6)(j)	Amendment No. 2, as of June 5, 2014, to the Subadvisory Agreement, dated September 23, 2011, amended December 5, 2013, between Columbia Management Investment Advisers, LLC and Dimensional Fund Advisors, L.P., is incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(10)), filed on August 20, 2014.

(6)(k)	Subadvisory Agreement, dated April 8, 2010, between Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) and Eaton Vance Management, is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(11)), filed on May 15, 2014.

(6)(l)	Subadvisory Agreement, dated April 8, 2010, between Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) and J.P. Morgan Investment Management Inc., is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(14)), filed on May 15, 2014.

(6)(m)	Amendment No. 1, as of June 17, 2014, to the Subadvisory Agreement, dated April 8, 2010, between Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) and J.P. Morgan Investment Management Inc., is incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(16)), filed on August 20, 2014.

(6)(n)	Subadvisory Agreement, dated April 8, 2010, between Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) and Jennison Associates LLC, is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(15)), filed on May 15, 2014.

(6)(o)	Subadvisory Agreement, dated January 15, 2014, between Columbia Management Investment Advisers, LLC and Loomis, Sayles & Company, L.P., is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(16)), filed on May 15, 2014.

(6)(p)	Amendment No. 1, as of November 19, 2015, to the Subadvisory Agreement, dated January 15, 2014, between Columbia Management Investment Advisers, LLC and Loomis, Sayles & Company, L.P., is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(17)), filed on April 28, 2016.

(6)(q)	Subadvisory Agreement, dated April 8, 2010, between Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) and The London Company of Virginia, is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(17)), filed on May 15, 2014.

(6)(r)	Subadvisory Agreement, dated April 8, 2010, between Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) and Massachusetts Financial Services Company, is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(18)), filed on May 15, 2014.

(6)(s)	Amendment No. 1, as of February 10, 2016, to the Subadvisory Agreement, dated April 8, 2010, between Columbia Management Investment Advisers, LLC and Massachusetts Financial Services Company, is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(20)), filed on April 28, 2016.

(6)(t)	Subadvisory Agreement, dated April 8, 2010, between Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) and Morgan Stanley Investment Management, Inc., is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(20)), filed on May 15, 2014.

(6)(u)	Amendment No. 1, as of February 10, 2016, to the Subadvisory Agreement, dated April 8, 2010, between Columbia Management Investment Advisers, LLC and Morgan Stanley Investment Management, Inc., is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(22)), filed on April 28, 2016.

(6)(v)	Subadvisory Agreement, dated April 8, 2010, between Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) and NFJ Investment Group LLC, is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(21)), filed on May 15, 2014.

(6)(w)	Subadvisory Agreement, dated February 10, 2016, between Columbia Management Investment Advisers, LLC and OppenheimerFunds Inc., is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(24)), filed on April 28, 2016.

(6)(x)	Subadvisory Agreement, dated September 13, 2012, between Columbia Management Investment Advisers, LLC and Palisade Capital Management, L.L.C., is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(22)), filed on May 15, 2014.

(6)(y)	Subadvisory Agreement, dated April 8, 2010, between Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) and Pyramis Global Advisors, LLC (FIAM LLC), is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(23)), filed on May 15, 2014.

(6)(z)	Subadvisory Agreement, dated April 11, 2014, between Columbia Management Investment Advisers, LLC and River Road Asset Management, LLC, is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(23)), filed on August 20, 2014.

(6)(aa)	Subadvisory Agreement, dated June 18, 2014, between Columbia Management Investment Advisers, LLC and Segall Bryant & Hamill, LLC, is incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(27)), filed on August 20, 2014.

(6)(bb)	Subadvisory Agreement, dated June 18, 2014, between Columbia Management Investment Advisers, LLC and Snow Capital Management L.P., is incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(29)), filed on August 20, 2014.

(5)(cc)	Subadvisory Agreement, dated January 15, 2014, between Columbia Management Investment Advisers, LLC and TCW Investment Management Company, is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(26)), filed on May 15, 2014.

(6)(dd)	Amended and Restated Subadvisory Agreement, dated June 11, 2008, last amended January 16, 2013, between Columbia Management Investment Advisers, LLC and Threadneedle International Limited, is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(27)), filed on May 15, 2014.

(6)(ee)	Subadvisory Agreement, dated June 19, 2013, between Columbia Management Investment Advisers, LLC and Victory Capital Management Inc., is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(29)), filed on May 15, 2014.

(6)(ff)	Subadvisory Agreement, dated April 8, 2010, between Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) and Wells Capital Management Incorporated, is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(30)), filed on May 15, 2014.

(6)(gg)	Amendment No. 1, as of July 18, 2014, to the Subadvisory Agreement, dated April 8, 2010, between Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) and Wells Capital Management Incorporated, is incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(34)), filed on October 15, 2014.

(6)(hh)	Subadvisory Agreement, dated September 16, 2014, between Columbia Management Investment Advisers, LLC and Winslow Capital Management, LLC and Nuveen Investments, Inc., is incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(35)), filed on December 23, 2014.

(6)(ii)	Subadvisory Agreement, dated March 15, 2016, between Columbia Management Investment Advisers, LLC and CenterSquare Investment Management, Inc., is incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (d)(36)), filed on June 1, 2016.

(7)(a)	Amended and Restated Distribution Agreement by and between Registrant and Columbia Management Investment Distributors, Inc., dated March 1, 2016, is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (e)(1)), filed on April 28, 2016.

(7)(b)	Schedule I, dated May 1, 2016, and Schedule II, dated September 7, 2010, to the Distribution Agreement, amended and restated as of March 1, 2016, between Registrant and Columbia Management Investment Distributors, Inc., are incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (e)(2)), filed on April 28, 2016.

(8)	Deferred Compensation Plan, adopted as of December 31, 2011, is incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement No. 333-131683 of Columbia Funds Series Trust II on Form N-1A (Exhibit (f)), filed on February 24, 2012.

(9)(a)	Second Amended and Restated Master Global Custody Agreement with JP Morgan Chase Bank, N.A., dated March 7, 2011, is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (g)(1)), filed on May 15, 2014.

(9)(b)	Addendum (related to Columbia Variable Portfolio – Emerging Markets Fund and Columbia Variable Portfolio – Managed Volatility Fund, now known as Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund), dated March 9, 2012, and Addendum (related to Columbia Variable Portfolio – Commodity Strategy Fund), dated March 15, 2013, to the Second Amended and Restated Master Global Custody Agreement with JP Morgan Chase Bank, N.A., dated March 7, 2011, are incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (g)(2)), filed on May 15, 2014.

(9)(c)	Side letter (related to the China Connect Service on behalf of Columbia Variable Portfolio—Emerging Markets Fund), dated December 19, 2014, to the Second Amended and Restated Master Global Custody Agreement with JP Morgan Chase Bank, N.A., dated March 7, 2011, is incorporated by reference to Post-Effective Amendment No. 44 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (g)(3)), filed on February 20, 2015.

(10)(a)	Plan of Distribution and Agreement of Distribution, effective May 1, 2009, amended and restated March 7, 2011, between Registrant and Columbia Management Investment Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (m)(1)), filed on April 29, 2014.

(10)(b)	Schedule A, dated May 1, 2016, to the Plan of Distribution and Agreement of Distribution, effective May 1, 2009, amended and restated March 7, 2011, between Registrant and Columbia Management Investment Distributors, Inc. is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (m)(2)), filed on April 28, 2016.

(10)(c)	Rule 18f – 3(d), amended and restated on May 1, 2016, is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (n)), filed on April 28, 2016.

(11)	Opinion and consent of Counsel as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on December 22, 2015.

(12)	Opinions of Counsel regarding certain tax matters are filed herewith as Exhibit (12) to Post-Effective Amendment No. 2 to Registration Statement No. 333-208705 of the Registrant on Form N-14.

(13)(a)	Amended and Restated Transfer and Dividend Disbursing Agent Agreement by and between the Registrant and Columbia Management Investment Services Corp., dated March 1, 2016, is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (h)(1)), filed on April 28, 2016.

(13)(b)	Schedule A, effective May 1, 2016 and Schedule B, effective October 1, 2015, to the Amended and Restated Transfer and Dividend Disbursing Agent Agreement by and between the Registrant and Columbia Management Investment Services Corp., dated March 1, 2016, are incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (h)(2)), filed on April 28, 2016.

(13)(c)	Fee Waiver and Expense Cap Agreement, dated April 12, 2012, by and among the Registrant, Columbia Management Investment Advisers, LLC, Columbia Management Investment Distributors, Inc. and Columbia Management Investment Services Corp., is incorporated by reference to Post-Effective Amendment No. 107 to Registration Statement No. 333-131683 of Columbia Funds Series Trust II on Form N-1A (Exhibit (h)(7)), filed on April 23, 2014.

(13)(d)	Schedule A, as of May 1, 2016, to the Fee Waiver and Expense Cap Agreement, dated April 12, 2012, by and among the Registrant, Columbia Management Investment Advisers, LLC, Columbia Management Investment Distributors, Inc. and Columbia Management Investment Services Corp., is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (h)(4)), filed on April 28, 2016.

(13)(e)	Agreement and Plan of Reorganization, dated September 11, 2007, between RiverSource Variable Portfolio Funds, each a series of a Minnesota corporation, and corresponding RiverSource Variable Portfolio Funds, each a series of RiverSource Variable Series Trust, now known as Columbia Funds Variable Series Trust II, a Massachusetts business trust, and between RiverSource Variable Portfolio – Core Bond Fund, a series of RiverSource Variable Series Trust, and RiverSource Variable Portfolio – Diversified Bond Fund, a series of RiverSource Variable Series Trust, now known as Columbia Funds Variable Series Trust II, is incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (h)(5)), filed on April 21, 2008.

(13)(f)	Agreement and Plan of Reorganization, dated December 20, 2010, is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (h)(9)), filed on April 29, 2011.

(13)(g)	Agreement and Plan of Redomiciling, dated December 20, 2010, is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (h)(10)), filed on April 29, 2011.

(13)(h)	Agreement and Plan of Reorganization, dated October 9, 2012, is incorporated by reference to Post-Effective Amendment No. 117 to Registration Statement No. 333-8966 of Columbia Funds Series Trust on Form N-1A (Exhibit (h)(7)), filed on May 30, 2013.

(13)(i)	Amended and Restated Credit Agreement as of December 9, 2014, is incorporated by reference to Post-Effective Amendment No. 225 to Registration Statement No. 2-99356 of Columbia Funds Series Trust I on Form N-1A (Exhibit (h)(14)), filed on April 16, 2015.

(13)(j)	Restated Credit Agreement, as of December 8, 2015, is incorporated by reference to Post-Effective Amendment No. 256 to Registration Statement No. 2-99356 of Columbia Funds Series Trust I on Form N-1A (Exhibit (h)(9)(i)), filed on April 11, 2016.

(13)(k)	Code of Ethics adopted under Rule 17j-1 for Registrant, effective April 14, 2014, is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (p)(1)), filed on May 15, 2014.

(13)(l)	Ameriprise Global Asset Management Personal Account Dealing and Code of Ethics Policy, effective December 1, 2015, is incorporated by reference to Post-Effective Amendment No. 49 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (p)(2)), filed on February 19, 2016.

(13)(m)	American Century Investment Management, Inc. Code of Ethics, effective January 1, 2016, is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (p)(3)), filed on April 28, 2016.

(13)(n)	Barrow, Hanley, Mewhinney & Strauss, LLC Code of Ethics, dated December 31, 2015, is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (p)(4)), filed on April 28, 2016.

(13)(o)	BlackRock Financial Management, Inc. Code of Ethics, dated July1, 2015, is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (p)(5)), filed on April 28, 2016.

(13)(p)	Columbia Wanger Asset Management, LLC Code of Ethics, effective January 2, 2007, last amended January 6, 2016, is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (p)(6)), filed on April 28, 2016.

(13)(q)	Denver Investment Advisors LLC Code of Ethics, amended, effective June 1, 2013, is incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (p)(7)), filed on May 15, 2014.

(13)(r)	Dimensional Fund Advisors, L.P. Code of Ethics, effective January 1, 2016, is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (p)(8)), filed on April 28, 2016.

(13)(s)	Eaton Vance Management Code of Ethics, effective September 1, 2000, as revised November 9, 2015, is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (p)(10)), filed on April 28, 2016.

(13)(t)	J.P. Morgan Investment Management Inc. Code of Ethics, effective February 1, 2005, last revised June 29, 2015, is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (p)(11)), filed on April 28, 2016.

(13)(u)	Jennison Associates, LLC Code of Ethics, as amended May 31, 2015, is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (p)(12)), filed on April 28, 2016.

(13)(v)	The London Company of Virginia Code of Ethics, dated, January 4, 2016, is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (p)(13)), filed on April 28, 2016.

(13)(w)	Loomis, Sayles & Company, L.P. Code of Ethics, effective January 14, 2000, as amended September 30, 2015, is incorporated by reference to Post-Effective Amendment No. 256 to Registration Statement No. 2-99356 of Columbia Funds Series Trust I on Form N-1A (Exhibit (p)(12)), filed on April 11, 2016.

(13)(x)	Massachusetts Financial Services Company Code of Ethics, effective date September 19, 2014, last review date November 12, 2015, is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (p)(15)), filed on April 28, 2016.

(13)(y)	Morgan Stanley Investment Management Inc. Code of Ethics, effective October 1, 2014, is incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (p)(18)), filed on May 15, 2015.

(13)(z)	NFJ Investment Group LLC Code of Ethics, dated April 1, 2013, amended March 31, 2015, is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (p)(17)), filed on April 28, 2016.

(13)(aa)	OppenheimerFunds Inc. Code of Ethics, dated June 1, 2015, , is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (p)(18)), filed on April 28, 2016.

(13)(bb)	Palisade Capital Management, LLC Code of Ethics, amended April 1, 2015, is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (p)(19)), filed on April 28, 2016.

(13)(cc)	FIAM LLC (Pyramis Global Advisors, LLC) Code of Ethics, dated February 17, 2015, is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (p)(20)), filed on April 28, 2016.

(13)(dd)	River Road Asset Management, LLC Code of Ethics, updated September 2015, is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (p)(21)), filed on April 28, 2016.

(13)(ee)	Segall Bryant & Hamill, LLC Code of Ethics, dated July 2013, is incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (p)(24)), filed on August 20, 2014.

(13)(ff)	Snow Capital Management L.P. Code of Ethics, as of December 1, 2015, is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (p)(23)), filed on April 28, 2016.

(13)(gg)	TCW Investment Management Company Code of Ethics, dated October 1, 2015, is incorporated by reference to Post-Effective Amendment No. 256 to Registration Statement No. 2-99356 of Columbia Funds Series Trust I on Form N-1A (Exhibit (p)(7), filed on April 11, 2016.

(13)(hh)	Victory Capital Management Inc. Code of Ethics, effective August 17, 2015, is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (p)(25)), filed on April 28, 2016.

(13)(ii)	Wells Capital Management Incorporated Code of Ethics, dated July 24, 2015, is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (p)(26)), filed on April 28, 2016.

(13)(jj)	Winslow Capital Management, LLC. Code of Ethics with Supplement, dated April 1, 2014, is incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (p)(27)), filed on April 28, 2016.

(13)(kk)	CenterSquare Investment Management, Inc. Code of Ethics, dated November 2014, is incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement No. 333-146374 of the Registrant on Form N-1A (Exhibit (p)(28)), filed on June 1, 2016.

(14)	Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP) is incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-208705 of the Registrant on Form N-14 (Exhibit (14)), filed on January 29, 2016.

(15)	Not applicable.

(16)	Trustees Power of Attorney to sign this Registration Statement and all amendments hereto is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on December 22, 2015.

(17)	Not applicable.

Item 17. Undertakings.

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The Registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) through an amendment to this Registration Statement no later than a reasonable time after the closing of the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, COLUMBIA FUNDS VARIABLE SERIES TRUST II, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 5th day of August, 2016.

COLUMBIA FUNDS VARIABLE SERIES TRUST II

By:	/s/ Christopher O. Petersen
Name: Title:	Christopher O. Petersen President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 5th day of August, 2016.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen	President	/s/ R. Glenn Hilliard*	Trustee
Christopher O. Petersen	(Principal Executive Officer)	R. Glenn Hilliard

/s/ Michael G. Clarke	Chief Financial Officer	/s/ Catherine James Paglia*	Trustee
Michael G. Clarke	(Principal Financial Officer) Chief Accounting Officer (Principal Accounting Officer)	Catherine James Paglia

/s/ William A. Hawkins*	Chair of the Board	/s/ Leroy C. Richie*	Trustee
William A. Hawkins		Leroy C. Richie

/s/ Kathleen A. Blatz*	Trustee	/s/ Anthony M. Santomero*	Trustee
Kathleen A. Blatz		Anthony M. Santomero

/s/ Edward J. Boudreau, Jr.*	Trustee	/s/ Minor M. Shaw*	Trustee
Edward J. Boudreau, Jr.		Minor M. Shaw

/s/ Pamela G. Carlton*	Trustee	/s/ Alison Taunton-Rigby*	Trustee
Pamela G. Carlton		Alison Taunton-Rigby

/s/ William P. Carmichael*	Trustee	/s/ William F. Truscott*	Trustee
William P. Carmichael		William F. Truscott

/s/ Patricia M. Flynn*	Trustee
Patricia M. Flynn

* By:	/s/ Christopher O. Petersen
Name:	Christopher O. Petersen**
Attorney-in-fact

**	Executed by Christopher O. Petersen on behalf of each of the Trustees pursuant to a Power of Attorney, dated December 15, 2015 and incorporated by reference to the Registration Statement of the Registrant on Form N-14, filed with the Commission on December 22, 2015.

Exhibit Index

(12)	Opinions of Counsel regarding certain tax matters.